Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE (PVP)
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our Principal Executive Officer (PEO), and other Named Executive Officers (NEOs) and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Value of Initial Fixed $100 Investment Based on:			Company Selected Measure
					Total Shareholder Return	Peer Group Total Shareholder Return	Net Income ($ in millions)	Return on Equity
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$2,763,135	$3,373,555	$1,118,505	$1,267,314	$205	$126	$77.5	13.6%
2024	$2,106,033	$2,659,093	$821,723	$1,022,289	$184	$124	$53.4	10.3%
2023	$1,737,311	$1,585,929	$721,171	$671,461	$119	$111	$58.7	12.4%
2022	$2,777,600	$1,397,507	$1,443,519	$1,007,177	$116	$115	$73.9	15.5%
2021	$3,488,108	$4,857,872	$1,441,406	$1,660,091	$154	$131	$79.9	14.4%

The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO NEOs. The fair value of stock awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
PEO SCT Total to CAP Reconciliation for 2025

Fiscal Year	2025
SCT Total	$2,763,135
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($787,526)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$909,028
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$503,132
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($14,214)
Compensation Actually Paid	$3,373,555

Non-PEO NEO Average SCT Total to Average CAP Reconciliation for 2025

Fiscal Year	2025
Average SCT Total	$1,118,505
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($264,319)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$305,101
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$112,766
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($4,738)
Average Compensation Actually Paid	$1,267,314

1.	No Option Awards were granted or outstanding during any of such Fiscal Years.
2.	The PEO reflected in columns (b) and (c) are the following individuals: Paul K. Yonamine (2021-2022) and Arnold D. Martines (2023-2025).
3.	The non-PEO named executive officers reflected in columns (d) and (e) include the following individuals: A. Catherine Ngo
(2021-2022), Arnold D. Martines (2021-2022), Kevin Dahlstrom (2021), David S. Morimoto (2021-2025), Anna M. Hu (2023-2024), Kisan Jo (2023-2025), Diane W. Murakami (2023-2024), Dayna Matsumoto (2025), and Ralph Mesick (2025).
4.	The Peer Group for which Total Shareholder Return is provided in column (g) is the S&P Small Cap 600 Commercial Bank Index.

Company Selected Measure Name	Return on Equity
Named Executive Officers, Footnote
2.	The PEO reflected in columns (b) and (c) are the following individuals: Paul K. Yonamine (2021-2022) and Arnold D. Martines (2023-2025).
3.	The non-PEO named executive officers reflected in columns (d) and (e) include the following individuals: A. Catherine Ngo
(2021-2022), Arnold D. Martines (2021-2022), Kevin Dahlstrom (2021), David S. Morimoto (2021-2025), Anna M. Hu (2023-2024), Kisan Jo (2023-2025), Diane W. Murakami (2023-2024), Dayna Matsumoto (2025), and Ralph Mesick (2025).

Peer Group Issuers, Footnote
4.	The Peer Group for which Total Shareholder Return is provided in column (g) is the S&P Small Cap 600 Commercial Bank Index.

PEO Total Compensation Amount	$ 2,763,135	$ 2,106,033	$ 1,737,311	$ 2,777,600	$ 3,488,108
PEO Actually Paid Compensation Amount	$ 3,373,555	2,659,093	1,585,929	1,397,507	4,857,872
Adjustment To PEO Compensation, Footnote
The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO NEOs. The fair value of stock awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
PEO SCT Total to CAP Reconciliation for 2025

Fiscal Year	2025
SCT Total	$2,763,135
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($787,526)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$909,028
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$503,132
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($14,214)
Compensation Actually Paid	$3,373,555

Non-PEO NEO Average Total Compensation Amount	$ 1,118,505	821,723	721,171	1,443,519	1,441,406
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,267,314	1,022,289	671,461	1,007,177	1,660,091
Adjustment to Non-PEO NEO Compensation Footnote
The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO NEOs. The fair value of stock awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
Non-PEO NEO Average SCT Total to Average CAP Reconciliation for 2025

Fiscal Year	2025
Average SCT Total	$1,118,505
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($264,319)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$305,101
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$112,766
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($4,738)
Average Compensation Actually Paid	$1,267,314

Compensation Actually Paid vs. Total Shareholder Return
The chart below illustrates the relationship between the PEO and other NEOs’ CAP amounts and the Company’s TSR during the period 2021-2025. This relationship reflects the Company’s use of equity incentives, which are tied directly to stock price, in addition to the Company’s financial performance.

Compensation Actually Paid vs. Net Income
The charts below illustrate the relationship between the PEO and other NEOs’ CAP amounts and the Company’s Net Income and Return on Equity during the period 2021-2025. This relationship reflects the Company’s use of short- and long-term incentive plan measures which reflect the financial performance of the Company, as well as the impact of financial performance on the value of stock-based compensation awarded to the PEO and other NEOs.

Compensation Actually Paid vs. Company Selected Measure
The charts below illustrate the relationship between the PEO and other NEOs’ CAP amounts and the Company’s Net Income and Return on Equity during the period 2021-2025. This relationship reflects the Company’s use of short- and long-term incentive plan measures which reflect the financial performance of the Company, as well as the impact of financial performance on the value of stock-based compensation awarded to the PEO and other NEOs.

Total Shareholder Return Vs Peer Group
Chart of Company TSR Versus Peer Group TSR
The chart below compares the cumulative total stockholder return on the Company’s common stock, based on the market price of the common stock and assuming reinvestment of dividends, with the Standard and Poor’s (“S&P”) SmallCap 600 Commercial Bank Index for the period commencing December 31, 2020 and ending December 31, 2025. The graph assumes the investment of $100 on December 31, 2020.

Tabular List, Table
Most Important Performance Measures
The five items listed below represent the most important performance metrics we used to relate CAP for FY2025 to the Company’s financial performance as further described in our Compensation Discussion and Analysis (CD&A) within the sections titled “Annual Incentive Compensation” and “Long-Term Incentives.”

Most Important Performance Measures
• Net Income
• Efficiency Ratio
• Return on Assets
• Return on Equity
• Core Return on Tangible Common Equity
• Relative Total Shareholder Return

Total Shareholder Return Amount	$ 205	184	119	116	154
Peer Group Total Shareholder Return Amount	126	124	111	115	131
Net Income (Loss)	$ 77,500,000	$ 53,400,000	$ 58,700,000	$ 73,900,000	$ 79,900,000
Company Selected Measure Amount	0.136	0.103	0.124	0.155	0.144
PEO Name	Arnold D. Martines	Arnold D. Martines	Arnold D. Martines	Paul K. Yonamine	Paul K. Yonamine
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares	0	0	0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number | shares	0	0	0	0	0
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Efficiency Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Assets
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Equity
Measure:: 5
Pay vs Performance Disclosure
Name	Core Return on Tangible Common Equity
Measure:: 6
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (787,526)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	909,028
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	503,132
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,214)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(264,319)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	305,101
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,766
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,738)